May 21, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Northern Funds (the “Trust”)
Information Statement
(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

Enclosed for filing pursuant to Regulation 14C of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Information Statement (the “Information Statement”). This information statement is being filed in connection with the hiring of four new sub-advisers: Riverbridge Partners, LLC, Denver Investment Advisors LLC, and Hotchkis & Wiley Capital Management, LLC, for the Multi-Manager Small Cap Fund; and Trilogy Global Advisors, LLC, for the Multi-Manager Emerging Markets Equity Fund (together with the Multi-Manager Small Cap Fund, the “Funds”). This Information Statement is being filed pursuant to the terms of an exemptive order that the Trust has received from the Securities and Exchange Commission. The Trust intends to mail this Information Statement to shareholders of the Funds on or about June 11, 2010.

Please do not hesitate to contact me at (312) 569-1167 if you have any comments or questions.

Sincerely,

/s/ Veena K. Jain
Veena K. Jain